Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (24,619)	$ (31,437)	$ (60,935)	$ (64,754)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(64,653)	95,189	(135,958)	45,120
Total realized and unrealized gains (losses) on derivative instruments	(89,272)	63,752	(196,893)	(19,634)
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(22,409)	(27,205)	(45,589)	(55,094)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(62,817)	83,986	(143,871)	40,326
Interest Rate Swaps Terminated [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(8,140)	0
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(2,336)	(4,232)	(7,332)	(9,660)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	1,093	9,386	15,064	3,057
Warrant [Member]
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(4,274)	1,817	(8,496)	1,737
Time charter swap agreement [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	126	0	126	0
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 1,345	$ 0	$ 1,345	$ 0